NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	May 29, 2020 USD ($)	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($)	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($)	May 31, 2020 USD ($) shares	May 31, 2021 USD ($) Segment shares	Jan. 31, 2022 USD ($)	Sep. 17, 2021 USD ($)	Aug. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jan. 11, 2021 shares	Jan. 10, 2021 shares
Product Information [Line Items]
Common stock issued | shares		655,781,078		655,781,078		0	393,742,663						800,000,000	500,000,000
Cash							$ 253,000
Working capital		$ (2,800,000)		$ (2,800,000)		$ 10,700,000	3,500,000
Cash used in operations				30,406,559	$ (571,788)	(1,562,052)	161,906
Allowance for doubtful accounts		1,010,000		1,010,000		0	240,000
Accounts receivable outstanding		73,800,000		73,800,000		4,785,000	233,896,000
Factoring expenses				27,000	1,884,000		4,472,000
Deferred tax asset		568,000		568,000		0	$ 264,000
CARES Act							In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carryback net operating losses (“NOLs”) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.
CARES Act impact on tax							In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation. The enactment of the CARES Act did not result in any material adjustments to the income tax provision.
Contract with Customer, Liability						0
Number of operating segment | Segment							1
Number of reporting units | Segment							1
Operating lease right-of-use asset		3,087,387		3,087,387		4,770,280	$ 3,797,527
Operating lease liability		3,198,459		3,198,459		4,770,280	3,897,553
Share-based compensation					50,000		91,666
[custom:WorkingCapitalDeficit-0]		2,800,000		2,800,000		(10,700,000)	(3,500,000)
Accounts receivable		142,577,549		142,577,549		$ 7,932,310	$ 20,369,747
[custom:AccountsReceivableInvoice-0]		$ 4,300,000	$ 111,700,000	$ 4,300,000	$ 111,700,000
Accounts Receivable, Purchase			$ 1,410,000
Income tax examination, description		federal, state, and local authorities may examine the Company’s tax returns for three to four years from the filing date and the current and prior three to four years remain subject to examination					greater than 50%
Noncompete Agreements [Member]
Product Information [Line Items]
Finite lived assets amortization period	3 years						3 years
Trademarks and Trade Names [Member]
Product Information [Line Items]
Finite lived assets amortization period	10 years						10 years
Customer Relationships - BOS [Member]
Product Information [Line Items]
Finite lived assets amortization period	12 years						12 years
Customer Relationships - ATL [Member]
Product Information [Line Items]
Finite lived assets amortization period	15 years						15 years
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage							25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage						10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage				62.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		72.00%	53.00%	56.00%	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Product Information [Line Items]
Concentration Risk, Percentage						21.00%	24.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage						10.00%	18.90%
Minimum [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Line of credit	$ 12,000,000
Maximum [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Line of credit	$ 25,000,000
TBK Agreement [Member]
Product Information [Line Items]
Line of credit		$ 40,000,000.0		$ 40,000,000.0
TBK Agreement [Member] | Forecast [Member]
Product Information [Line Items]
Line of credit								$ 47,500,000
TBK Agreement [Member] | Minimum [Member]
Product Information [Line Items]
Line of credit									$ 40,000,000.0		$ 30,000,000.0
TBK Agreement [Member] | Maximum [Member]
Product Information [Line Items]
Line of credit									$ 47,500,000		40,000,000.0
Factoring Agreement [Member]
Product Information [Line Items]
Accounts receivable outstanding						$ 3,900,000	$ 31,750,000
Accounts receivable							$ 31,747,702
[custom:AccountsReceivableRepurchase-0]										$ 1,415,445		$ 31,596,215
Subsequent Event [Member] | TBK Agreement [Member] | Minimum [Member]
Product Information [Line Items]
Line of credit											30,000,000
Subsequent Event [Member] | TBK Agreement [Member] | Maximum [Member]
Product Information [Line Items]
Line of credit											$ 40,000,000